Restructuring Costs and Others (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Restructuring Costs and Others [Abstract]
Restructuring costs	$ 1,756,433
Impaired cost		$ 4,300,000
Inventories write-down	2,299,866
Contract loss	$ 1,365,195